Fair Value Measurements	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3: Unobservable inputs which are supported by little or no market activity and which are significant to the fair value of the assets or liabilities.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2024	December 31, 2023
Assets:
Certificate of deposit	2	$20,000	$20,000
Liabilities:
Warrant liability	2	$22,234	$—
Earnout liability	3	$440,000	$—
Derivative liability	3	$303,300	$—
Warrant Liability
The Company has determined that the warrants that were a constituent part of (i) the private placement units that were issued in a private placement sale by GigCapital5 prior to the Merger (“Private Placement Warrants”) and (ii) the private placement units that were issued upon conversion of working capital notes issued by GigCapital5 prior to the Merger, which conversion occurred concurrent with the Merger (“Working Capital Note Warrants”) are subject to treatment as a liability, as the transfer of the warrants to anyone other than the purchasers or their permitted transferees would result in these warrants having substantially the same terms as the warrants included in the public units that were issued by GigCapital5 prior to the Merger (“Public Warrants”). The Company determined that the fair value of each Private Placement Warrant and the Working Capital Note Warrants approximates the fair value of a Public Warrant. Accordingly, the Private Placement Warrants and Working Capital Note Warrants are valued upon observable data and have been classified as Level 2 financial instruments. As of December 31, 2024, a total of 296,445 Private Placement Warrants and Working Capital Note Warrants were outstanding at an approximate fair value of 0.075 per warrant. See Note 11.
The activity for the fair value of the warrant liability during the year ended December 31, 2024 was as follows:

Warrant Liability
Beginning balance, January 1, 2024	$—
Net liabilities assumed from GigCapital5	8,894
Increase due to warrant modification	200,513
Change in fair value	(187,173)
Ending balance, December 31, 2024	$22,234
The effect of the modification of the Private Placement Warrants and the Working Capital Note Warrants as further described in Note 11 was included within other expense, net in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2024.
Earnout Liability
The fair value of the Merger Consideration Earnout shares was calculated using a Monte Carlo simulation. The simulation used as significant inputs the Company's management’s current assessment of placements of breast scanning systems in 2024 and 2025, likely expected values for revenues from 2024 through 2026, probabilities for regulatory approvals including FDA clearances, and probabilities of other triggering events related to the open angle scanner. The probabilities of the non-revenue triggers generally range from 0 to 25 percent. The revenue forecast for the respective measurement periods are generally in line with the revenue triggers as defined in the Business Combination Agreement, as amended. Additional significant inputs into the simulation include the volatility of Company's equity, assets, and revenue that was derived in a manner as would be common for such simulation, and published industry operating profitability metrics. A weighted average cost of capital (“WACC”) was estimated based on a venture capital rates of return on debt and equity. This WACC was used as the discount rate applicable to revenue, after applying a delivering factor to convert it from being applicable to earnings before interest and tax (“EBIT”) to being applicable to revenue. This EBIT to revenue delivering factor was estimated using published industry operating profit and cost metrics.
The Monte Carlo simulation developed a distribution of projected revenues for 2024 through 2026 using a Geometric Brownian Motion framework based on a standard normal distribution of returns. The simulation also developed a distribution of potential daily common stock prices for 2026 using a Geometric Brownian Motion framework. The resulting fair value is based on the average of the number of shares that will be paid out for each triggering event over a statistically significant number of simulations.
Significant assumptions used in the valuation of the fair value of the earnout liability as of issuance on March 4, 2024 and as of December 31, 2024 were as follows:

	March 4, 2024	December 31, 2024
Fair value of common stock	$10.59	$1.47
Volatility of revenue	26.0%	23.0%
Discount rate applicable to revenue	7.0%	7.0%
Risk-free rate	4.5%	4.2%
Risk premium	2.5%	2.7%
Cost of debt	15.5%	15.5%
Credit risk spread	11.0%	11.3%
Equity volatility	130.0%	120.0%
The activity for the fair value of the earnout liability for the year ended December 31, 2024 was as follows:

Earnout Liability
Beginning balance, January 1, 2024	$—
Fair value at issuance	3,670,000
Change in fair value	(3,230,000)
Ending balance, December 31, 2024	$440,000
Derivative Liability
In March 2024, the Company recorded a derivative liability related to the Pre-Paid Advance issued on March 4, 2024 pursuant to the SEPA, dated November 15, 2023, between QT Imaging and Yorkville (See Note 2 and Note 8). The Pre-Paid Advance contained the following derivative features (“Derivatives”) as defined in the SEPA that were recognized at fair value:
•Monthly Payment Premium: if, any time after the Issuance Date, and from time to time thereafter, a Trigger Event occurs, then the Company shall make monthly payments of Triggered Principal Amount, Payment Premium and accrued and unpaid interest.
•Monthly Payment Discount: if, any time after the Issuance Date, and from time to time thereafter, a Trigger Event occurs, then the Company shall make monthly payments of Triggered Principal Amount minus the lesser of (x) $1,500,000 and (y) such amount of fifty percent (50%) of the Investor’s net sales proceeds of the Company Shares or fifty percent (50%) of the value of the Company Shares on such date the cash payment is due.
•Variable Price Conversion Right: subject to certain limitations, at any time or times on or after the Issuance Date, the Yorkville shall be entitled to convert any portion of the outstanding and unpaid Conversion Amount into fully paid and nonassessable common stock in accordance with Section (3)(b), at the Conversion Price of 95% of the lowest VWAP of the Company’s common stock during the 5 consecutive Trading Days immediately preceding the Conversion Date or the date the Holder submits an Investor Notice pursuant to and as defined in the SEPA, as applicable, or other date of determination, but not lower than the Floor Price.
•Failure to Timely Convert: if within three (3) Trading Days after the Company’s receipt of an email copy of a Conversion Notice the Company shall fail to issue and deliver a certificate to the Yorkville or credit Yorkville’s balance account with DTC for the number of shares of common stock to which the Holder is entitled upon such Yorkville’s conversion of any Conversion Amount (a “Conversion Failure”), and if on or after such Trading Day the Yorkville purchases (in an open market transaction or otherwise) common stock to deliver in satisfaction of a sale by the Yorkville of common stock issuable upon such conversion that the Yorkville anticipated receiving from the Company (a “Buy-In”), then the Company shall, within three (3) Business Days after the Yorkville’s request and in the Yorkville’s discretion, either (i) pay cash to Yorkville in an amount equal to Yorkville’s total purchase price (including brokerage commissions and other out of pocket expenses, if any) for the common stock so purchased (the “Buy-In Price”), or (ii) promptly honor its obligation to deliver to the Yorkville a certificate or certificates representing such common stock and pay cash to the Yorkville in an amount equal to the excess (if any) of the Buy-In Price over the product of (A) such number of shares of common stock, times (B) the Closing Price on the Conversion Date.
•Corporate Events: in addition to and not in substitution for any other rights hereunder, prior to the consummation of any Fundamental Transaction pursuant to which holders of common stock are entitled to receive securities or other assets with respect to or in exchange for shares of common stock (a “Corporate Event”), the Company shall make appropriate provision to ensure that the Holder will thereafter have the right to receive upon a conversion of this Note, at the Holder’s option, (i) in addition to the common stock receivable upon such conversion, such securities or other assets to which the Holder would have been entitled with respect to such common stock had such common stock been held by the Holder upon the consummation of such Corporate Event (without taking into account any limitations or restrictions on the convertibility of this Note) or (ii) in lieu of the common stock otherwise receivable upon such conversion, such securities or other assets received by the holders of common stock in connection with the consummation of such Corporate Event in such amounts as the Holder would have been entitled to receive had this Note initially been issued with conversion rights for the form of such consideration (as opposed to common stock) at a conversion rate for such consideration commensurate with the Conversion Price. Provision made pursuant to the preceding sentence shall be in a form and substance satisfactory to the Required Holders.
The initial fair value of the above Derivatives was calculated using a Monte Carlo simulation. The simulation used significant inputs, including volatility of Company's equity that was derived based on a comparable peer group of publicly traded companies and the company’s stock price on the valuation date.
The total value of the derivatives reflected the combined value of the monthly payment premium, reduction to that premium by the payment discount, and the value of the conversion right. The values of the failure to timely convert and corporate event features were deemed to be de minimis.
Significant assumptions used in the valuation of the fair value of the derivative liability as of issuance on March 4, 2024 and as of December 31, 2024 were as follows:

	March 4, 2024	December 31, 2024
Fair value of common stock	$10.59	$1.47
Term in years	1.25	1.26
Volatility	130.0%	120.0%
Risk-free rate	4.9%	4.2%
Debt discount	30.0%	30.0%
The activity for the fair value of the derivative liability during the year ended December 31, 2024 was as follows:

Derivative Liability
Beginning balance, January 1, 2024	$—
Fair value at issuance	5,120,900
Change in fair value	(4,817,600)
Ending balance, December 31, 2024	$303,300
Fair Value Measurements
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3: Unobservable inputs which are supported by little or no market activity and which are significant to the fair value of the assets or liabilities.
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	June 30, 2025	December 31, 2024
Assets:
Certificate of deposit	2	$20,000	$20,000
Liabilities:
Warrant Liability	2	$25,791	$22,234
Earnout liability	3	$280,000	$440,000
Derivative liability	3	$—	$303,300
Warrant Liability
The Company has determined that the warrants that were a constituent part of (i) the private placement units that were issued in a private placement sale by GigCapital5 prior to the Merger and (ii) the private placement units that were issued upon conversion of working capital notes issued by GigCapital5 prior to the Merger, which conversion occurred concurrent with the Merger (“Private Warrants”) are subject to treatment as a liability, as the transfer of the warrants to anyone other than the purchasers or their permitted transferees would result in these warrants having substantially the same terms as the warrants included in the public units that were issued by GigCapital5 prior to the Merger (“Public Warrants”). The Company determined that the fair value of each Private Warrants approximates the fair value of a Public Warrant. Accordingly, the Private Warrants are valued upon observable data and have been classified as Level 2 financial instruments. As of June 30, 2025 and December 31, 2024, a total of 296,445 Private Warrants were outstanding at an approximate fair value of $0.087 and $0.075 per warrant, respectively. See Note 10.
The activity for the fair value of the warrant liability during the three and six months ended June 30, 2025 were as follows:

Private Warrants
Beginning balance, January 1, 2025	$22,234
Change in fair value	(13,252)
Ending balance, March 31, 2025	8,982
Change in fair value	16,809
Ending balance, June 30, 2025	$25,791
On February 26, 2025, the Company entered into the Credit Agreement that provides the Lynrock Lake Term Loan with Lynrock Lake. In connection with the Lynrock Lake Term Loan, the Company issued to Lynrock Lake, pursuant to the terms of a Warrant to Purchase Common Stock (the “Lynrock Lake Warrant”), a warrant to purchase 20,333,623 shares of common stock at an exercise price of $1.20 per share. The Lynrock Lake Warrant is exercisable until February 26, 2035. Lynrock Lake may cashless exercise the Lynrock Lake Warrant. The Lynrock Lake Warrant is also subject to anti-dilution adjustments to the exercise price and the number of shares which may be purchased upon exercise of the Lynrock Lake Warrant in the event that the Company issues shares of common stock (or derivative securities) at a price that is either less than the $1.20 exercise price or the fair market value of a share of common stock from the immediately prior trading day. On June 11, 2025, the Lynrock Lake Warrant was amended to update the provisions that would trigger cash settlement such that, when such events occur, the holders of the warrants receive the same form of consideration as the underlying stockholders. According to ASC 815-40, Derivatives and Hedging: Contracts in an Entities Own Equity, equity classification is permitted for an instrument that requires net-cash settlement if the holders of the contract’s underlying shares receive the same form of consideration in transactions outside the company’s control. Consequently, upon modification, the warrants were revalued and then reclassified to additional paid-in capital on the condensed consolidated balance sheets. The Company determined the fair value of the Lynrock Lake Warrant using the Black-Scholes pricing model.
Significant assumptions used in the valuation of the fair value of the Lynrock Lake Warrant as of issuance on February 26, 2025 and as of modification on June 11, 2025 were as follows:

	February 26, 2025	June 11, 2025
Fair value of common stock	$1.20	$1.50
Exercise price	$1.20	$1.20
Expected warrant term (years)	10.0	9.7
Expected volatility	51.6%	39.2%
Risk-free rate of return	4.3%	4.4%
Expected annual dividend yield	—%	—%
The activity for the fair value of the Lynrock Lake Warrant during the three and six months ended June 30, 2025 were as follows:

Lynrock Lake Warrant
Beginning balance, January 1, 2025	$—
Fair value at issuance	16,496,084
Change in fair value	606,186
Ending balance, March 31, 2025	17,102,270
Change in fair value	2,294,669
Reclassification of warrant liability upon warrant modification	(19,396,939)
Ending balance, June 30, 2025	$—
On February 26, 2025, the Company issued to Yorkville a warrant to purchase 5,000,071 shares of common stock at an exercise price of $1.20 per share pursuant to a Warrant to Purchase Common Stock (the “Yorkville Warrant”) to fully settle and discharge the Company’s obligations under the Yorkville Note and extinguish the Yorkville Note as having been fully performed. The Yorkville Warrant is exercisable until February 26, 2030. Yorkville may cashless exercise the Yorkville Warrant. The Yorkville Warrant is also subject to adjustments in the event that the Company’s common stock undergoes a split, reverse-split or similar event. Furthermore, the Yorkville Warrant has provided the holder with piggyback registration rights. On June 11, 2025, the Yorkville Warrant was amended to update the provisions that would trigger cash settlement such that, when such events occur, the holders of the warrants receive the same form of consideration as the underlying stockholders. According to ASC 815-40, Derivatives and Hedging: Contracts in an Entities Own Equity, equity classification is permitted for an instrument that requires net-cash settlement if the holders of the contract’s underlying shares receive the same form of consideration in transactions outside the company’s control. Consequently, upon modification, the warrants were revalued and then reclassified to additional paid-in capital on the condensed consolidated balance sheets. The Company determined the fair value of the Yorkville Warrant using the Black-Scholes Model.
Significant assumptions used in the valuation of the fair value of the Yorkville Warrant as of issuance on February 26, 2025 and as of modification on June 11, 2025 were as follows:

	February 26, 2025	June 11, 2025
Fair value of common stock	$1.20	$1.50
Exercise price	$1.20	$1.20
Expected warrant term (years)	5.0	4.7
Expected volatility	51.6%	39.2%
Risk-free rate of return	4.1%	4.0%
Expected annual dividend yield	—%	—%
The activity for the fair value of the Yorkville Warrant during the three and six months ended June 30, 2025 were as follows:

Yorkville Warrant
Beginning balance, January 1, 2025	$—
Fair value at issuance	2,992,522
Change in fair value	111,795
Ending balance, March 31, 2025	3,104,317
Change in fair value	484,872
Reclassification of warrant liability upon warrant modification	(3,589,189)
Ending balance, June 30, 2025	$—
Earnout Liability
The fair value of the Merger Consideration Earnout shares was calculated using a Monte Carlo simulation. The simulation used as significant inputs the Company's management’s current assessment of placements of breast scanning systems in 2024 and 2025, likely expected values for revenues from 2024 through 2026, probabilities for regulatory approvals including FDA clearances, and probabilities of other triggering events related to the open angle scanner. The probabilities of the non-revenue triggers generally range from 0 to 25 percent. The revenue forecast for the respective measurement periods are generally in line with the revenue triggers as defined in the Business Combination Agreement, as amended. Additional significant inputs into the simulation include the volatility of Company’s equity, assets, and revenue that was derived in a manner as would be common for such simulation, and published industry operating profitability metrics. A weighted average cost of capital (“WACC”) was estimated based on a venture capital rates of return on debt and equity. This WACC was used as the discount rate applicable to revenue, after applying a delivering factor to convert it from being applicable to earnings before interest and tax (“EBIT”) to being applicable to revenue. This EBIT to revenue delivering factor was estimated using published industry operating profit and cost metrics.
The Monte Carlo simulation developed a distribution of projected revenues for 2024 through 2026 using a Geometric Brownian Motion framework based on a standard normal distribution of returns. The simulation also developed a distribution of potential daily common stock prices for 2026 using a Geometric Brownian Motion framework. The resulting fair value is based on the average of the number of shares that will be paid out for each triggering event over a statistically significant number of simulations.
Significant assumptions used in the valuation of the fair value of the earnout liability as of June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024
Fair value of common stock	$3.99	$1.47
Volatility of revenue	24.0%	23.0%
Discount rate applicable to revenue	7.0%	7.0%
Risk-free rate	3.9%	4.2%
Risk premium	3.1%	2.7%
Cost of debt	15.5%	15.5%
Credit risk spread	11.6%	11.3%
Equity volatility	110.0%	120.0%
The activity for the fair value of the earnout liability for the three and six months ended June 30, 2025 were as follows:

Earnout Liability
Beginning balance, January 1, 2025	$440,000
Change in fair value	50,000
Ending balance, March 31, 2025	490,000
Change in fair value	(210,000)
Ending balance, June 30, 2025	$280,000
Derivative Liability
In March 2024, the Company recorded a derivative liability related to the Pre-Paid Advance issued on March 4, 2024 pursuant to the SEPA, dated November 15, 2023, between QT Imaging and Yorkville. The Pre-Paid Advance contained the following derivative features (“Derivatives”) as defined in the SEPA that were recognized at fair value:
•Monthly Payment Premium: if, any time after the Issuance Date, and from time to time thereafter, a Trigger Event occurs, then the Company shall make monthly payments of Triggered Principal Amount, Payment Premium and accrued and unpaid interest.
•Monthly Payment Discount: if, any time after the Issuance Date, and from time to time thereafter, a Trigger Event occurs, then the Company shall make monthly payments of Triggered Principal Amount minus the lesser of (x) $1,500,000 and (y) such amount of fifty percent (50%) of the Investor’s net sales proceeds of the common stock issued to Yorkville upon the Merger (the “Company Shares”) or fifty percent (50%) of the value of the Company Shares on such date the cash payment is due.
•Variable Price Conversion Right: subject to certain limitations, at any time or times on or after the Issuance Date, the Yorkville shall be entitled to convert any portion of the outstanding and unpaid Conversion Amount into fully paid and nonassessable common stock in accordance with Section (3)(b), at the Conversion Price of 95% of the lowest VWAP of the Company’s common stock during the 5 consecutive Trading Days immediately preceding the conversion date or the date the Holder submits an Investor Notice pursuant to and as defined in the SEPA, as applicable, or other date of determination, but not lower than the Floor Price (as such term is defined in the Yorkville Note).
•Failure to Timely Convert: if within three (3) Trading Days after the Company’s receipt of an email copy of a conversion notice the Company shall fail to issue and deliver a certificate to the Yorkville or credit Yorkville’s balance account with DTC for the number of shares of common stock to which the Holder is entitled upon such Yorkville’s conversion of any Conversion Amount (a “Conversion Failure”), and if on or after such Trading Day the Yorkville purchases (in an open market transaction or otherwise) common stock to deliver in satisfaction of a sale by the Yorkville of common stock issuable upon such conversion that the Yorkville anticipated receiving from the Company (a “Buy-In”), then the Company shall, within three (3) Business Days after the Yorkville’s request and in the Yorkville’s discretion, either (i) pay cash to Yorkville in an amount equal to Yorkville’s total purchase price (including brokerage commissions and other out of pocket expenses, if any) for the common stock so purchased (the “Buy-In Price”), or (ii) promptly honor its obligation to deliver to the Yorkville a certificate or certificates representing such common stock and pay cash to the Yorkville in an amount equal to the excess (if any) of the Buy-In Price over the product of (A) such number of shares of common stock, times (B) the closing price of the common stock on the conversion date.
•Corporate Events: in addition to and not in substitution for any other rights hereunder, prior to the consummation of any Fundamental Transaction pursuant to which holders of common stock are entitled to receive securities or other assets with respect to or in exchange for shares of common stock (a “Corporate Event”), the Company shall make appropriate provision to ensure that the Holder will thereafter have the right to receive upon a conversion of this Yorkville Note, at the Holder’s option, (i) in addition to the common stock receivable upon such conversion, such securities or other assets to which the Holder would have been entitled with respect to such common stock had such common stock been held by the Holder upon the consummation of such Corporate Event (without taking into account any limitations or restrictions on the convertibility of the Yorkville Note) or (ii) in lieu of the common stock otherwise receivable upon such conversion, such securities or other assets received by the holders of common stock in connection with the consummation of such Corporate Event in such amounts as the Holder would have been entitled to receive had the Yorkville Note initially been issued with conversion rights for the form of such consideration (as opposed to common stock) at a conversion rate for such consideration commensurate with the Conversion Price. Provision made pursuant to the preceding sentence shall be in a form and substance satisfactory to the Required Holders.
The initial fair value of the above Derivatives was calculated using a Monte Carlo simulation. The simulation used significant inputs, including volatility of Company's equity that was derived based on a comparable peer group of publicly traded companies and the Company’s stock price on the valuation date.
The total value of the derivatives reflected the combined value of the monthly payment premium, reduction to that premium by the payment discount, and the value of the conversion right. The values of the failure to timely convert and corporate event features were deemed to be de minimis.
The Company and Yorkville entered into that certain Termination Agreement, dated February 26, 2025 (the “Termination Agreement”), pursuant to which the parties acknowledged the termination of the SEPA and the Yorkville Note, effective as of February 26, 2025. As such, on the effective date of the Termination Agreement, the derivative liability was deemed to be extinguished. The Company recorded the change in fair value of the derivative liability within the condensed consolidated statements of operations and comprehensive loss as of the date immediately prior to the effective date of the Termination Agreement.
Significant assumptions used in the valuation of the fair value of the derivative liability as of December 31, 2024 and February 26, 2025 were as follows:

	December 31, 2024	February 26, 2025
Fair value of common stock	$1.47	$1.23
Term in years	1.26	1.11
Volatility	120.0%	125.0%
Risk-free rate	4.2%	4.1%
Debt discount	30.0%	30.0%
The activity for the fair value of the derivative liability during the six months ended June 30, 2025 was as follows:

Derivative Liability
Beginning balance, January 1, 2025	$303,300
Extinguishment upon Termination Agreement	(202,000)
Change in fair value	(101,300)
Ending balance, March 31, 2025 and June 30, 2025	$—
The extinguishment of the derivative liability of $0 and $202,000 was recorded in other income (expense), net within the condensed consolidated statements of operations and comprehensive loss during the three and six months ended June 30, 2025, respectively.